Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) - USD ($)		Class A Common Stock	Class B Common Stock	Series A Convertible Preferred Stock EQRx, INC.	Series B Convertible Preferred Stock EQRx, INC.	Common Stock EQRx, INC.	Additional Paid-in Capital EQRx, INC.	Additional Paid-in Capital	Accumulated Deficit EQRx, INC.	Accumulated Deficit	EQRx, INC.	Total
Balance at Aug. 25, 2019
Balance (in Shares) at Aug. 25, 2019
Issuance of common stock						$ 2,000					2,000
Issuance of common stock (in Shares)						20,500,000
Net loss									(8,508,000)		(8,508,000)
Balance at Dec. 31, 2019						$ 2,000			(8,508,000)		(8,506,000)
Balance (in Shares) at Dec. 31, 2019						20,500,000
Issuance of Series A convertible preferred stock, net of issuance costs				$ 136,066,000
Issuance of Series A convertible preferred stock, net of issuance costs (in Shares)				146,553,139
Issuance of common stock						$ 1,000					1,000
Issuance of common stock (in Shares)						12,000,000
Vesting of restricted common stock						$ 1,000	24,000				25,000
Vesting of restricted common stock (in Shares)						11,540,622
Modification of restricted common stock						$ (2,000)					(2,000)
Modification of restricted common stock (in Shares)						(19,250,000)
Stock-based compensation							70,000				70,000
Net loss									(15,545,000)		(15,545,000)
Balance at Jun. 30, 2020				$ 136,066,000		$ 2,000	94,000		(24,053,000)		(23,957,000)
Balance (in Shares) at Jun. 30, 2020				146,553,139		24,790,622
Balance at Dec. 31, 2019						$ 2,000			(8,508,000)		(8,506,000)
Balance (in Shares) at Dec. 31, 2019						20,500,000
Issuance of Series A convertible preferred stock, net of issuance costs				$ 243,536,000
Issuance of Series A convertible preferred stock, net of issuance costs (in Shares)				262,070,014
Issuance of common stock						$ 1,000					1,000
Issuance of common stock (in Shares)						12,000,200
Issuance of Series B convertible preferred stock, net of issuance costs					$ 496,619,000
Issuance of Series B convertible preferred stock, net of issuance costs (in Shares)					181,261,150
Vesting of restricted common stock						$ 2,000	69,000				71,000
Vesting of restricted common stock (in Shares)						19,168,743
Modification of restricted common stock						$ (2,000)					(2,000)
Modification of restricted common stock (in Shares)						(19,250,000)
Stock-based compensation							346,000				346,000
Net loss									(249,983,000)		(249,983,000)
Balance at Dec. 31, 2020				$ 243,536,000	$ 496,619,000	$ 3,000	415,000		(258,491,000)		(258,073,000)
Balance (in Shares) at Dec. 31, 2020				262,070,014	181,261,150	32,418,943
Issuance of Series B convertible preferred stock, net of issuance costs					$ 71,256,000
Issuance of Series B convertible preferred stock, net of issuance costs (in Shares)					26,133,332
Vesting of restricted common stock						$ 1,000	52,000				53,000
Vesting of restricted common stock (in Shares)						7,042,184
Stock-based compensation							1,800,000				1,800,000
Net loss									(61,343,000)		(61,343,000)
Balance at Jun. 30, 2021		$ 848	$ 1,380	$ 243,536,000	$ 567,875,000	$ 4,000	2,267,000	$ 36,838,090	(319,834,000)	$ (31,840,315)	(317,563,000)	$ 5,000,003
Balance (in Shares) at Jun. 30, 2021		8,478,548	13,800,000	262,070,014	207,394,482	39,461,127
Balance at Jan. 24, 2021
Balance (in Shares) at Jan. 24, 2021
Issuance of Class B common stock to Sponsor	[1],[2]		$ 1,380					23,620				25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1],[2]		13,800,000
Net loss										(751)		(751)
Balance at Feb. 04, 2021			$ 1,380					23,620		(751)		24,249
Balance (in Shares) at Feb. 04, 2021			13,800,000
Balance at Jan. 24, 2021
Balance (in Shares) at Jan. 24, 2021
Issuance of Class B common stock to Sponsor			$ 1,380					23,620				25,000
Issuance of Class B common stock to Sponsor (in Shares)			13,800,000
Net loss										(36,417)		(36,417)
Balance at Mar. 31, 2021			$ 1,380					23,620		(36,417)		(11,417)
Balance (in Shares) at Mar. 31, 2021			13,800,000
Sale of units in initial public offering, less fair value of derivative warrant liabilities		$ 5,520						533,999,280				534,004,800
Sale of units in initial public offering, less fair value of derivative warrant liabilities (in Shares)		55,200,000
Offering costs								(29,974,962)				(29,974,962)
Class A common stock subject to possible redemption		$ (4,672)						(467,209,848)				(467,214,520)
Class A common stock subject to possible redemption (in Shares)		(46,721,452)
Net loss										(31,803,898)		(31,803,898)
Balance at Jun. 30, 2021		$ 848	$ 1,380	$ 243,536,000	$ 567,875,000	$ 4,000	$ 2,267,000	$ 36,838,090	$ (319,834,000)	$ (31,840,315)	$ (317,563,000)	$ 5,000,003
Balance (in Shares) at Jun. 30, 2021		8,478,548	13,800,000	262,070,014	207,394,482	39,461,127

[1]	The shares and the associated amounts have been retroactively restated to reflect a 1:1.2 stock split of Class B common stock on April 6, 2021, resulting in an aggregate of 13,800,000 shares of Class B common stock outstanding (see Note 5).
[2]	This number includes up to 1,800,000 shares of Class B common stock subject to forfeiture by the Sponsor if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).